Other Current Assets	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
OTHER CURRENT ASSETS
NOTE 3:-	OTHER CURRENT ASSETS

	December 31, 2025	December 31, 2024
Receivables from governmental authorities	$230	$73
Prepaid expenses	10	180

	$240	$253